Purchases and other expenses - Broadcasting rights and equipment inventories - Net book value reconciliation (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Purchases and other expenses [abstract]
Inventories in the opening balance	€ 819	€ 763	€ 709
Business related variations	14	62	42
Changes in the scope of consolidation		3	(1)
Translation adjustment	(3)	(9)	1
Reclassifications and other items	(4)		12
Reclassification to assets held for sale	0	0	0
Inventories in the closing balance	€ 827	€ 819	€ 763